Other Income - Summary of Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Other Operating Income [Abstract]
Dividend income	$ 19	$ 15		$ 39	$ 30
Interest income	661	72		1,227	133
Proceeds relative to the Mercator Minerals bankruptcy			$ 1,000		1,022
Guarantee fees - Primero Revolving Credit Facility	858			858
Fees for contract amendments and reconciliations		988		248	988
Total other income	$ 1,538	$ 1,075		$ 2,372	$ 2,173